SEGMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue from External Customer [Line Items]
Revenue from external customers	$ 9,380,985	$ 8,432,511	$ 5,248,461
Revenue from inter segment	93,442	23,956	136,977
Cost of revenue	6,841,136	4,669,191	2,637,025
Gross profit	2,539,849	3,763,320	2,611,436
Interest Expenses	5,835,450	2,862,429	906,398
Depreciation & amortization	2,409,762	1,361,211	494,729
Income tax recovery	574,209	861,864	312,767
Capital expenditure	0	17,437,223	12,055,606
Segment assets	87,859,701	96,201,626	36,226,584
Segment profit (loss)	967,249	(3,572,108)	(56,474)
Rental [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	8,019,186	7,090,140	2,298,198
Revenue from inter segment	93,442	23,956	136,977
Cost of revenue	6,325,094	3,899,012	1,322,188
Gross profit	1,694,092	3,191,128	976,010
Interest Expenses	5,809,605	2,659,131	657,961
Depreciation & amortization	2,402,707	1,341,355	494,729
Income tax recovery	574,209	786,857	(34,800)
Capital expenditure	0	17,311,573	11,464,280
Segment assets	83,520,852	92,514,173	24,296,502
Segment profit (loss)	1,487,226	(2,941,734)	(338,321)
Education [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	1,361,799	1,342,371	669,442
Revenue from inter segment	0	0	0
Cost of revenue	516,042	770,179	319,913
Gross profit	845,757	572,192	349,529
Interest Expenses	25,647	37,351	17,554
Depreciation & amortization	4,334	19,856	0
Income tax recovery	0	70,514	22,942
Capital expenditure	0	125,650	591,326
Segment assets	2,188,961	3,637,457	4,395,712
Segment profit (loss)	(330,147)	(452,205)	(388,908)
Others [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	0
Revenue from inter segment	0
Cost of revenue	0
Gross profit	0
Interest Expenses	0
Depreciation & amortization	2,721
Income tax recovery	0
Capital expenditure	0
Segment assets	2,074,416
Segment profit (loss)	(105,045)
Construction [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	0	0	8,117
Revenue from inter segment	0	0	0
Cost of revenue	0	0	4,663
Gross profit	0	0	3,454
Interest Expenses	0	6,154	25,415
Depreciation & amortization	0	0	0
Income tax recovery	0	0	1,323
Capital expenditure	0	0	0
Segment assets	73,860	0	186,005
Segment profit (loss)	(84,587)	(6,154)	(20,945)
Real Estate [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	0	0	2,272,704
Revenue from inter segment	0	0	0
Cost of revenue	0	0	990,261
Gross profit	0	0	1,282,443
Interest Expenses	198	159,792	205,468
Depreciation & amortization	0	0	0
Income tax recovery	0	4,493	323,302
Capital expenditure	0	0	0
Segment assets	1,612	49,996	7,348,365
Segment profit (loss)	$ (198)	$ (172,015)	$ 691,700